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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkins Capital, L.P.
Address:   717 Texas Ave., Suite 3001
           Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell Hawkins
Title:   Manager
Phone:   713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins             Houston, Texas           February 6, 2008
-----------------------------   ----------------------   -----------------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $287,024 (thousands)

List of Other Included Managers:

None
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                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                              VALUE    SHARES/  SH/  PUT/  INVSTMT    OTHER   -------------------
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED  NONE
------------------------------  ---------------  ---------  --------  --------  ---  ----  -------  --------  ----  -------  ----
RHJ INTL CMN                    COM               025181496      2857   175000  SH         SOLE                      175000
ALTRIA GROUP INC                COM               02209s103     40057   530000  SH         SOLE                      530000
ANHEUSER BUSCH COS INC          COM               035229103      5234   100000  SH         SOLE                      100000
AUTOMATIC DATA PROC             COM               053015103      8906   200000  SH         SOLE                      200000
BAKER HUGHES INC                COM               057224107      8110   100000  SH         SOLE                      100000
CISCO SYS INC                   COM               17275r102     12181   450000  SH         SOLE                      450000
COCA COLA CMN                   COM               191216100     30685   500000  SH         SOLE                      500000
DIAGEO PLC SPON ADR (NEW)       COM               25243q205     40769   475000  SH         SOLE                      475000
E M C CORPORATION MASS          COM               268648102      5559   300000  SH         SOLE                      300000
JOHNSON & JOHNSON               COM               478160104     33350   500000  SH         SOLE                      500000
ROYAL DUTCH SHELL PLC SPON ADR  COM               780259107      4150    50000  SH         SOLE                       50000
ROYAL DUTCH SHELL PLC SPONS AD  COM               780259206     50520   600000  SH         SOLE                      600000
SOUTHWEST AIRLINES CO           COM               844741108     30500  2500000  SH         SOLE                     2500000
UNITED PARCEL SERVICE CL B      COM               911312106     14144   200000  SH         SOLE                      200000